Property and equipment (Tables)	12 Months Ended
Mar. 25, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

The components of property and equipment are as follows:

	As of
	March 25, 2017	March 26, 2016
	(In thousands)

Land	$—	$4,909
Buildings	—	7,274
Leasehold improvements	37,114	36,550
Equipment	1,924	1,933
Molds	33	838
Furniture and fixtures	8,612	9,858
Software and electronic equipment	21,409	19,155

	69,092	80,517
Accumulated depreciation	(46,102)	(51,098)

	$22,990	$29,419